UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended March 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Arrow Capital Management, LLC

Address:    499 Park Avenue
            New York, NY 10022

13F File Number: 028-12361

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:


Name:   Amy Wolf
Title:  Chief Financial Officer
Phone:  (212) 243-7338


Signature, Place and Date of Signing:

   /s/ Amy Wolf                     New York, NY            May 15, 2012
-------------------------      ---------------------    ----------------------
    [Signature]                     [City, State]               [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE



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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              2

Form 13F Information Table Entry Total:         36

Form 13F Information Table Value Total:      $93,701
                                           (in thousands)


List of Other Included Managers:

Form 13F File Number            Name


(1)     028-12362               Arrow Partners LP

(2)     028-13388               Arrow Offshore, Ltd.


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

                                                    FORM 13F INFORMATION TABLE
                                                   Arrow Capital Management, LLC
                                                          March 31, 2012



COLUMN 1                      COLUMN 2  COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6      COLUMN 7       COLUMN 8

                                TITLE               VALUE     SHRS OR  SH/ PUT/  INVESTMENT     OTHER        VOTING AUTHORITY
NAME OF ISSUER                OF CLASS    CUSIP     (X1000)   PRN AMT  PRN CALL  DISCRETION     MANAGERS   SOLE   SHARED    NONE
APPLE INC                     COM       037833100   3,103      5,176   SH        SHARED-DEFINED    1                5,176
APPLE INC                     COM       037833100   2,832      4,724   SH        SHARED-DEFINED    2                4,724
CARTER INC                    COM       146229109   9,850    197,901   SH        SHARED-DEFINED    1              197,901
CARTER INC                    COM       146229109   8,759    175,999   SH        SHARED-DEFINED    2              175,999
COLLECTIVE BRANDS INC         COM       19421W100   2,355    119,792   SH        SHARED-DEFINED    1              119,792
COLLECTIVE BRANDS INC         COM       19421W100   2,068    105,208   SH        SHARED-DEFINED    2              105,208
GOODRICH CORP                 COM       382388106   1,688     13,456   SH        SHARED-DEFINED    1               13,456
GOODRICH CORP                 COM       382388106   1,448     11,544   SH        SHARED-DEFINED    2               11,544
GOOGLE INC                    CL A      38259P508     503        784   SH        SHARED-DEFINED    1                  784
GOOGLE INC                    CL A      38259P508     459        716   SH        SHARED-DEFINED    2                  716
INTERVAL LEISURE GROUP INC    COM       46113M108     687     39,471   SH        SHARED-DEFINED    1               39,471
INTERVAL LEISURE GROUP INC    COM       46113M108     591     33,968   SH        SHARED-DEFINED    2               33,968
MASTERCARD INC                CL A      57636Q104   6,130     14,577   SH        SHARED-DEFINED    1               14,577
MASTERCARD INC                CL A      57636Q104   5,261     12,510   SH        SHARED-DEFINED    2               12,510
MICHAEL KORS HLDGS LTD        SHS       G60754101     699     15,000   SH        SHARED-DEFINED    1               15,000
MICHAEL KORS HLDGS LTD        SHS       G60754101     396      8,500   SH        SHARED-DEFINED    2                8,500
MPG OFFICE TR INC             COM       553274101   1,445    617,396   SH        SHARED-DEFINED    1              617,396
MPG OFFICE TR INC             COM       553274101   1,480    632,604   SH        SHARED-DEFINED    2              632,604
ONCOTHYREON INC               COM       682324108     117     26,734   SH        SHARED-DEFINED    1               26,734
ONCOTHYREON INC               COM       682324108     101     23,266   SH        SHARED-DEFINED    2               23,266
PRICELINE COM INC             COM NEW   741503403   1,543      2,150   SH        SHARED-DEFINED    1                2,150
PRICELINE COM INC             COM NEW   741503403   1,327      1,850   SH        SHARED-DEFINED    2                1,850
PRIMERICA INC                 COM       74164M108     676     26,800   SH        SHARED-DEFINED    1               26,800
PRIMERICA INC                 COM       74164M108     573     22,715   SH        SHARED-DEFINED    2               22,715
SARA LEE CORP                 COM       803111103   3,181    147,751   SH        SHARED-DEFINED    1              147,751
SARA LEE CORP                 COM       803111103   2,740    127,249   SH        SHARED-DEFINED    2              127,249
SIX FLAGS ENTMT CORP NEW      COM       83001A102   1,634     34,944   SH        SHARED-DEFINED    1               34,944
SIX FLAGS ENTMT CORP NEW      COM       83001A102   1,406     30,056   SH        SHARED-DEFINED    2               30,056
SPDR GOLD TRUST               GOLD SHS  78463V107     827      5,104   SH        SHARED-DEFINED    1                5,104
SPDR GOLD TRUST               GOLD SHS  78463V107     794      4,896   SH        SHARED-DEFINED    2                4,896
TRIPADVISOR INC               COM       896945201   8,574    240,366   SH        SHARED-DEFINED    1              240,366
TRIPADVISOR INC               COM       896945201   7,625    213,764   SH        SHARED-DEFINED    2              213,764
VALEANT PHARMACEUTICALS INTL  COM       91911K102   5,217     97,163   SH        SHARED-DEFINED    1               97,163
VALEANT PHARMACEUTICALS INTL  COM       91911K102   4,662     86,837   SH        SHARED-DEFINED    2               86,837
VISA INC                      COM CL A  92826C839   1,585     13,433   SH        SHARED-DEFINED    1               13,433
VISA INC                      COM CL A  92826C839   1,365     11,567   SH        SHARED-DEFINED    2               11,567




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